Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount beginning balance	$ 3,995	$ 3,995
Adjustment to purchase price allocation	55
Impairment		(477)
Transfer to assets held for sale	(298)	(197)
Carrying amount ending balance	3,697	3,995
Carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount beginning balance		4,472
Carrying amount ending balance	4,174
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount beginning balance		$ (477)
Carrying amount ending balance	$ (477)